Basis of Preparation and Summary of Significant Accounting Policies - Disclosure of Estimated Useful Lives for Intangible Asset (Detail)				12 Months Ended
	Aug. 26, 2015	Jul. 30, 2009	Apr. 27, 1998	Dec. 31, 2022
Telecommunication licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				3 years
Telecommunication licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				25 years
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Effective period of license			25 years
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Effective period of license		20 years
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Effective period of license	13 years
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				3 years
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				8 years
Indefeasible right of usage [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				15 years
Transmission lines software [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				5 years
Transmission lines software [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				10 years
Brand name [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				9 years
Brand name [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				10 years
Customer base [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				2 years
Customer base [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				15 years
Subscriber acquisition cost [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				2 years
Subscriber acquisition cost [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				6 years
Electricity production license [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets				20 years